Cash and deposits with financial institutions (Tables)	9 Months Ended
Jul. 31, 2025
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	July 31 2025		April 30 2025		October 31 2024
Cash and non-interest-bearing deposits with financial institutions	$11,720		$10,808		$9,406
Interest-bearing deposits with financial institutions	57,981		52,769		54,454
Total	$69,701	(1)	$63,577	(1)	$63,860	(1)
(1)	Net of allowances of $3 (April 30, 2025 – $3; October 31, 2024 – $3).